American Century Investments®
Quarterly Portfolio Holdings
Small Company Fund
September 30, 2024

Small Company - Schedule of Investments
SEPTEMBER 30, 2024 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.4%
Aerospace and Defense — 0.3%
Ducommun, Inc.(1)	2,390	$157,334
V2X, Inc.(1)	4,522	252,599
		409,933
Automobile Components — 0.8%
Adient PLC(1)	6,657	150,248
Goodyear Tire & Rubber Co.(1)	26,568	235,127
Phinia, Inc.	6,748	310,610
Standard Motor Products, Inc.	1,224	40,637
Visteon Corp.(1)	6,698	637,918
		1,374,540
Banks — 7.4%
Bancorp, Inc.(1)	1,185	63,398
Bank of NT Butterfield & Son Ltd.	16,694	615,675
Byline Bancorp, Inc.	9,974	267,004
Cadence Bank	3,412	108,672
ConnectOne Bancorp, Inc.	12,440	311,622
East West Bancorp, Inc.	1,684	139,334
First BanCorp	26,037	551,203
First Financial Bancorp	29,651	748,095
Fulton Financial Corp.	29,310	531,390
Heritage Financial Corp.	10,721	233,396
Hilltop Holdings, Inc.	7,019	225,731
Home BancShares, Inc.	12,871	348,675
Hope Bancorp, Inc.	26,002	326,585
Horizon Bancorp, Inc.	14,573	226,610
International Bancshares Corp.	6,049	361,670
Mercantile Bank Corp.	10,004	437,375
National Bank Holdings Corp., Class A	11,820	497,622
Northwest Bancshares, Inc.	31,994	428,080
OFG Bancorp	17,947	806,179
Old Second Bancorp, Inc.	14,803	230,779
Pacific Premier Bancorp, Inc.	5,352	134,656
Pathward Financial, Inc.	12,596	831,462
Popular, Inc.	3,072	308,029
Premier Financial Corp.	6,689	157,058
QCR Holdings, Inc.	5,530	409,386
Renasant Corp.	9,100	295,750
Sandy Spring Bancorp, Inc.	6,235	195,592
Simmons First National Corp., Class A	4,173	89,886
Tompkins Financial Corp.	4,331	250,289
TriCo Bancshares	10,761	458,957
Valley National Bancorp	45,382	411,161
Veritex Holdings, Inc.	11,118	292,626
WesBanco, Inc.	7,044	209,770
Wintrust Financial Corp.	5,320	577,380
		12,081,097
Beverages — 0.4%
Celsius Holdings, Inc.(1)	9,600	301,056

Coca-Cola Consolidated, Inc.	258	339,631
		640,687
Biotechnology — 7.4%
ACADIA Pharmaceuticals, Inc.(1)	90,948	1,398,780
ADMA Biologics, Inc.(1)	63,810	1,275,562
Alkermes PLC(1)	63,313	1,772,131
Amicus Therapeutics, Inc.(1)	14,371	153,482
BioCryst Pharmaceuticals, Inc.(1)	153,243	1,164,647
Exelixis, Inc.(1)	63,500	1,647,825
GRAIL, Inc.(1)(2)	4,947	68,071
Kiniksa Pharmaceuticals International PLC(1)	37,531	937,900
MannKind Corp.(1)	147,470	927,586
Protagonist Therapeutics, Inc.(1)	23,940	1,077,300
PTC Therapeutics, Inc.(1)	31,413	1,165,422
TG Therapeutics, Inc.(1)(2)	10,209	238,789
Veracyte, Inc.(1)	4,948	168,430
		11,995,925
Broadline Retail — 0.2%
Kohl's Corp.(2)	15,157	319,813
Building Products — 2.6%
American Woodmark Corp.(1)	6,399	597,987
Apogee Enterprises, Inc.	1,780	124,627
Builders FirstSource, Inc.(1)	1,951	378,221
Janus International Group, Inc.(1)	46,382	468,922
JELD-WEN Holding, Inc.(1)	30,682	485,082
Quanex Building Products Corp.	9,148	253,857
Resideo Technologies, Inc.(1)	21,668	436,393
Simpson Manufacturing Co., Inc.	1,143	218,622
UFP Industries, Inc.	9,880	1,296,355
		4,260,066
Capital Markets — 3.2%
BGC Group, Inc., Class A	34,378	315,590
Cohen & Steers, Inc.	14,222	1,364,601
Hamilton Lane, Inc., Class A	8,030	1,352,172
Open Lending Corp., Class A(1)	53,621	328,160
Patria Investments Ltd., Class A	5,501	61,446
PJT Partners, Inc., Class A	12,544	1,672,617
Victory Capital Holdings, Inc., Class A	2,030	112,462
		5,207,048
Chemicals — 1.3%
AdvanSix, Inc.	5,808	176,447
Ecovyst, Inc.(1)	28,295	193,821
Mativ Holdings, Inc.	21,140	359,168
Orion SA	41,332	736,123
Quaker Chemical Corp.	4,316	727,203
		2,192,762
Commercial Services and Supplies — 2.2%
ABM Industries, Inc.	8,419	444,186
BrightView Holdings, Inc.(1)	9,280	146,067
Brink's Co.	4,369	505,231
Cimpress PLC(1)	4,974	407,470
CoreCivic, Inc.(1)	26,171	331,063
Enviri Corp.(1)	18,469	190,970

MillerKnoll, Inc.	6,953	172,156
Steelcase, Inc., Class A	79,391	1,070,985
Viad Corp.(1)	10,284	368,476
		3,636,604
Communications Equipment — 2.1%
Calix, Inc.(1)	23,098	895,971
CommScope Holding Co., Inc.(1)	47,163	288,166
Extreme Networks, Inc.(1)	23,694	356,121
Harmonic, Inc.(1)	4,859	70,796
Infinera Corp.(1)(2)	132,710	895,792
NetScout Systems, Inc.(1)	15,092	328,251
Viavi Solutions, Inc.(1)	55,657	502,026
		3,337,123
Construction and Engineering — 2.2%
EMCOR Group, Inc.	2,022	870,532
Great Lakes Dredge & Dock Corp.(1)	24,038	253,120
IES Holdings, Inc.(1)	394	78,650
Sterling Infrastructure, Inc.(1)	9,839	1,426,852
Tutor Perini Corp.(1)	9,638	261,768
WillScot Holdings Corp.(1)	17,712	665,971
		3,556,893
Consumer Finance — 0.7%
Bread Financial Holdings, Inc.	7,518	357,707
Green Dot Corp., Class A(1)	12,120	141,925
OneMain Holdings, Inc.	3,269	153,872
PROG Holdings, Inc.	10,860	526,601
		1,180,105
Consumer Staples Distribution & Retail — 1.4%
Andersons, Inc.	13,973	700,606
SpartanNash Co.	7,400	165,834
Sprouts Farmers Market, Inc.(1)	8,547	943,674
United Natural Foods, Inc.(1)	13,651	229,610
Weis Markets, Inc.	3,667	252,767
		2,292,491
Containers and Packaging — 0.1%
Myers Industries, Inc.	7,799	107,782
O-I Glass, Inc.(1)	5,054	66,309
		174,091
Diversified Consumer Services — 1.9%
Coursera, Inc.(1)	20,690	164,279
Frontdoor, Inc.(1)	32,557	1,562,411
Graham Holdings Co., Class B	357	293,354
OneSpaWorld Holdings Ltd.	51,775	854,805
Perdoceo Education Corp.	10,634	236,500
		3,111,349
Diversified REITs — 0.4%
American Assets Trust, Inc.	14,612	390,433
Armada Hoffler Properties, Inc.	21,187	229,455
		619,888
Diversified Telecommunication Services — 0.3%
Liberty Latin America Ltd., Class C(1)	51,433	488,099
Electric Utilities — 0.7%
ALLETE, Inc.	1,745	112,012
Hawaiian Electric Industries, Inc.(1)	12,546	121,445
MGE Energy, Inc.	1,277	116,782

Otter Tail Corp.	9,547	746,193
		1,096,432
Electrical Equipment — 2.1%
Array Technologies, Inc.(1)	63,725	420,585
Atkore, Inc.	8,073	684,106
EnerSys	2,475	252,574
Powell Industries, Inc.	5,673	1,259,349
Shoals Technologies Group, Inc., Class A(1)	81,539	457,434
Vicor Corp.(1)	6,442	271,208
		3,345,256
Electronic Equipment, Instruments and Components — 2.1%
Arlo Technologies, Inc.(1)	52,499	635,763
Arrow Electronics, Inc.(1)	2,722	361,563
Avnet, Inc.	7,048	382,777
Benchmark Electronics, Inc.	8,320	368,742
Napco Security Technologies, Inc.	3,620	146,465
PC Connection, Inc.	6,557	494,595
ScanSource, Inc.(1)	10,540	506,236
TD SYNNEX Corp.	812	97,505
TTM Technologies, Inc.(1)	25,076	457,637
		3,451,283
Energy Equipment and Services — 2.4%
Archrock, Inc.	23,777	481,247
Innovex International, Inc.(1)	7,667	112,552
Liberty Energy, Inc.	17,972	343,086
Nabors Industries Ltd.(1)	3,175	204,692
Newpark Resources, Inc.(1)	24,442	169,383
Oceaneering International, Inc.(1)	8,574	213,235
ProPetro Holding Corp.(1)	68,391	523,875
RPC, Inc.	58,051	369,204
Select Water Solutions, Inc.	30,892	343,828
Weatherford International PLC	13,624	1,156,950
		3,918,052
Entertainment — 0.3%
Playtika Holding Corp.	70,169	555,738
Financial Services — 1.4%
Cannae Holdings, Inc.	4,198	80,014
Essent Group Ltd.	12,683	815,390
NMI Holdings, Inc., Class A(1)	13,623	561,131
Radian Group, Inc.	21,804	756,381
		2,212,916
Food Products — 1.2%
Cal-Maine Foods, Inc.	2,097	156,939
Dole PLC	17,332	282,338
Fresh Del Monte Produce, Inc.	7,864	232,303
Hain Celestial Group, Inc.(1)	67,293	580,739
Lancaster Colony Corp.	1,163	205,351
Seaboard Corp.	50	156,850
TreeHouse Foods, Inc.(1)	9,535	400,279
		2,014,799
Gas Utilities — 0.2%
Spire, Inc.	3,815	256,711
Ground Transportation — 0.7%
ArcBest Corp.	4,526	490,845
Heartland Express, Inc.	6,107	74,994

Lyft, Inc., Class A(1)	13,182	168,070
Ryder System, Inc.	2,889	421,216
		1,155,125
Health Care Equipment and Supplies — 1.9%
Avanos Medical, Inc.(1)	10,906	262,071
Inari Medical, Inc.(1)	13,447	554,554
Inmode Ltd.(1)	6,430	108,989
Lantheus Holdings, Inc.(1)	12,473	1,368,912
Merit Medical Systems, Inc.(1)	3,094	305,780
Omnicell, Inc.(1)	6,620	288,632
STAAR Surgical Co.(1)	7,632	283,529
		3,172,467
Health Care Providers and Services — 4.2%
AdaptHealth Corp.(1)	22,519	252,888
Addus HomeCare Corp.(1)	4,855	645,861
AMN Healthcare Services, Inc.(1)	12,415	526,272
BrightSpring Health Services, Inc.(1)(2)	25,554	375,133
Castle Biosciences, Inc.(1)	4,825	137,609
HealthEquity, Inc.(1)	4,627	378,720
Hims & Hers Health, Inc.(1)	54,668	1,006,984
OPKO Health, Inc.(1)(2)	89,728	133,695
Option Care Health, Inc.(1)	39,247	1,228,431
Owens & Minor, Inc.(1)	41,424	649,943
Pediatrix Medical Group, Inc.(1)	53,482	619,856
Progyny, Inc.(1)	42,155	706,518
R1 RCM, Inc.(1)	10,264	145,441
		6,807,351
Health Care REITs — 0.5%
CareTrust REIT, Inc.	18,637	575,138
Global Medical REIT, Inc.	20,687	205,008
		780,146
Health Care Technology — 0.2%
Teladoc Health, Inc.(1)	28,309	259,877
Hotel & Resort REITs — 0.6%
DiamondRock Hospitality Co.	16,412	143,276
Park Hotels & Resorts, Inc.	9,599	135,346
Pebblebrook Hotel Trust	27,082	358,295
RLJ Lodging Trust	34,672	318,289
		955,206
Hotels, Restaurants and Leisure — 0.6%
Monarch Casino & Resort, Inc.	6,556	519,694
Sabre Corp.(1)	79,929	293,340
Texas Roadhouse, Inc.	755	133,333
		946,367
Household Durables — 5.1%
Cavco Industries, Inc.(1)	3,903	1,671,421
Champion Homes, Inc.(1)	10,387	985,207
Dream Finders Homes, Inc., Class A(1)	5,697	206,288
Installed Building Products, Inc.	2,489	612,966
KB Home	9,156	784,578
La-Z-Boy, Inc.	7,585	325,624
M/I Homes, Inc.(1)	3,907	669,504
Meritage Homes Corp.	3,327	682,268
Taylor Morrison Home Corp.(1)	16,192	1,137,650

Tri Pointe Homes, Inc.(1)	26,750	1,212,042
		8,287,548
Industrial REITs — 0.5%
Innovative Industrial Properties, Inc.	4,274	575,280
Plymouth Industrial REIT, Inc.	7,120	160,912
		736,192
Insurance — 4.6%
CNO Financial Group, Inc.	10,612	372,481
Employers Holdings, Inc.	10,877	521,770
F&G Annuities & Life, Inc.	4,028	180,132
Fidelis Insurance Holdings Ltd.	12,653	228,513
Genworth Financial, Inc., Class A(1)	73,044	500,351
Goosehead Insurance, Inc., Class A(1)	9,187	820,399
Horace Mann Educators Corp.	13,645	476,893
Kinsale Capital Group, Inc.	3,146	1,464,683
Palomar Holdings, Inc.(1)	16,785	1,589,036
ProAssurance Corp.(1)	24,522	368,811
Stewart Information Services Corp.	8,281	618,922
Unum Group	6,854	407,402
		7,549,393
Interactive Media and Services — 1.4%
Cargurus, Inc.(1)	24,350	731,231
Match Group, Inc.(1)	12,873	487,114
Yelp, Inc.(1)	31,465	1,103,792
		2,322,137
IT Services — 0.1%
Grid Dynamics Holdings, Inc.(1)	14,775	206,850
Leisure Products — 0.1%
Vista Outdoor, Inc.(1)	5,761	225,716
Life Sciences Tools and Services — 0.2%
Bio-Rad Laboratories, Inc., Class A(1)	734	245,582
Machinery — 1.3%
Blue Bird Corp.(1)	10,059	482,430
Mueller Industries, Inc.	21,632	1,602,931
Proto Labs, Inc.(1)	3,620	106,319
		2,191,680
Marine Transportation — 0.5%
Matson, Inc.	5,735	817,926
Media — 0.7%
Magnite, Inc.(1)	37,809	523,655
Scholastic Corp.	11,034	353,198
TEGNA, Inc.	17,780	280,568
		1,157,421
Metals and Mining — 2.1%
Alpha Metallurgical Resources, Inc.	6,006	1,418,497
Arch Resources, Inc.	2,846	393,203
Cleveland-Cliffs, Inc.(1)	34,460	440,054
Commercial Metals Co.	6,188	340,093
Constellium SE(1)	8,373	136,145
Metallus, Inc.(1)	9,664	143,317
Ryerson Holding Corp.	6,151	122,466
SSR Mining, Inc.	47,076	267,392
SunCoke Energy, Inc.	19,313	167,637
		3,428,804

Multi-Utilities — 0.5%
Avista Corp.	21,911	849,051
Office REITs — 1.5%
Brandywine Realty Trust	57,334	311,897
COPT Defense Properties	19,738	598,653
Douglas Emmett, Inc.	22,199	390,036
Easterly Government Properties, Inc.	23,404	317,826
Equity Commonwealth(1)	23,634	470,317
Paramount Group, Inc.	85,230	419,332
		2,508,061
Oil, Gas and Consumable Fuels — 3.6%
Ardmore Shipping Corp.	6,060	109,686
Civitas Resources, Inc.	2,400	121,608
CONSOL Energy, Inc.	3,913	409,495
Green Plains, Inc.(1)	15,077	204,143
HF Sinclair Corp.	8,190	365,028
Kinetik Holdings, Inc.	3,176	143,746
Magnolia Oil & Gas Corp., Class A	8,748	213,626
Murphy Oil Corp.	19,246	649,360
Nordic American Tankers Ltd.	69,803	256,177
Par Pacific Holdings, Inc.(1)	6,348	111,725
PBF Energy, Inc., Class A	10,936	338,469
Peabody Energy Corp.	25,177	668,197
REX American Resources Corp.(1)	5,202	240,801
Scorpio Tankers, Inc.	2,152	153,438
SM Energy Co.	21,177	846,445
Teekay Tankers Ltd., Class A	10,578	616,168
World Kinect Corp.	13,256	409,743
		5,857,855
Paper and Forest Products — 0.1%
Clearwater Paper Corp.(1)	3,715	106,026
Personal Care Products — 0.0%
Nu Skin Enterprises, Inc., Class A	2,695	19,862
Pharmaceuticals — 2.0%
Amphastar Pharmaceuticals, Inc.(1)	21,066	1,022,333
Collegium Pharmaceutical, Inc.(1)	24,915	962,716
Harmony Biosciences Holdings, Inc.(1)	16,866	674,640
Pacira BioSciences, Inc.(1)	9,666	145,473
Supernus Pharmaceuticals, Inc.(1)	15,667	488,497
		3,293,659
Professional Services — 3.1%
Conduent, Inc.(1)	36,685	147,841
CRA International, Inc.	1,191	208,806
Heidrick & Struggles International, Inc.	8,199	318,613
Insperity, Inc.	12,404	1,091,552
Kelly Services, Inc., Class A	7,259	155,415
Kforce, Inc.	7,561	464,623
Maximus, Inc.	3,198	297,926
TriNet Group, Inc.	6,500	630,305
Upwork, Inc.(1)	54,612	570,695
Verra Mobility Corp.(1)	41,122	1,143,603
		5,029,379
Real Estate Management and Development — 1.0%
Cushman & Wakefield PLC(1)	32,541	443,534
eXp World Holdings, Inc.(2)	49,900	703,091

Jones Lang LaSalle, Inc.(1)	2,075	559,856
		1,706,481
Retail REITs — 0.1%
Acadia Realty Trust	4,199	98,593
Semiconductors and Semiconductor Equipment — 2.3%
ACM Research, Inc., Class A(1)	9,526	193,378
Amkor Technology, Inc.	18,596	569,038
FormFactor, Inc.(1)	5,496	252,816
Impinj, Inc.(1)	4,526	979,970
Onto Innovation, Inc.(1)	856	177,671
PDF Solutions, Inc.(1)	13,746	435,473
Rambus, Inc.(1)	6,647	280,636
SMART Global Holdings, Inc.(1)	10,582	221,693
Veeco Instruments, Inc.(1)	18,217	603,529
		3,714,204
Software — 7.2%
Alarm.com Holdings, Inc.(1)	7,358	402,262
Appfolio, Inc., Class A(1)	2,895	681,483
BlackLine, Inc.(1)	6,795	374,676
Box, Inc., Class A(1)	49,372	1,615,945
CommVault Systems, Inc.(1)	3,932	604,938
LiveRamp Holdings, Inc.(1)	9,747	241,531
PagerDuty, Inc.(1)	33,482	621,091
Pegasystems, Inc.	7,858	574,341
Q2 Holdings, Inc.(1)	16,818	1,341,572
Qualys, Inc.(1)	1,430	183,698
Rapid7, Inc.(1)	20,003	797,920
RingCentral, Inc., Class A(1)	32,006	1,012,350
Sprout Social, Inc., Class A(1)	6,851	199,158
SPS Commerce, Inc.(1)	4,342	843,086
Tenable Holdings, Inc.(1)	18,030	730,576
Varonis Systems, Inc.(1)	20,026	1,131,469
Yext, Inc.(1)	47,137	326,188
		11,682,284
Specialized REITs — 0.2%
Outfront Media, Inc.	13,942	256,254
Specialty Retail — 2.3%
Abercrombie & Fitch Co., Class A(1)	7,128	997,207
American Eagle Outfitters, Inc.	22,499	503,753
Carvana Co.(1)	848	147,645
Foot Locker, Inc.	10,130	261,759
Group 1 Automotive, Inc.	1,168	447,391
Leslie's, Inc.(1)	46,673	147,487
Signet Jewelers Ltd.	9,224	951,363
Upbound Group, Inc.	9,395	300,546
		3,757,151
Technology Hardware, Storage and Peripherals — 0.1%
Xerox Holdings Corp.	18,935	196,545
Textiles, Apparel and Luxury Goods — 1.2%
Crocs, Inc.(1)	9,306	1,347,602
G-III Apparel Group Ltd.(1)	20,214	616,931
		1,964,533
Trading Companies and Distributors — 3.2%
BlueLinx Holdings, Inc.(1)	3,078	324,483

Boise Cascade Co.	10,357	1,460,130
Core & Main, Inc., Class A(1)	17,398	772,471
DNOW, Inc.(1)	60,039	776,304
DXP Enterprises, Inc.(1)	3,548	189,322
MRC Global, Inc.(1)	38,830	494,694
WESCO International, Inc.	6,951	1,167,629
		5,185,033
Wireless Telecommunication Services — 0.4%
Telephone & Data Systems, Inc.	27,317	635,120
TOTAL COMMON STOCKS (Cost $129,045,438)		161,835,580
SHORT-TERM INVESTMENTS — 1.3%
Money Market Funds — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,609	3,609
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,150,168	1,150,168
		1,153,777
Repurchase Agreements — 0.6%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.125%, 9/30/27, valued at $63,649), in a joint trading account at 4.82%, dated 9/30/24, due 10/1/24 (Delivery value $62,468)		62,460
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.00%, 1/15/27, valued at $762,007), at 4.84%, dated 9/30/24, due 10/1/24 (Delivery value $747,100)		747,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 2.625% - 4.875%, 4/30/25 - 7/31/29, valued at $254,042), at 4.82%, dated 9/30/24, due 10/1/24 (Delivery value $249,033)		249,000
		1,058,460
TOTAL SHORT-TERM INVESTMENTS (Cost $2,212,237)		2,212,237
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $131,257,675)		164,047,817
OTHER ASSETS AND LIABILITIES — (0.7)%		(1,198,268)
TOTAL NET ASSETS — 100.0%		$162,849,549

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,720,009. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,813,321, which includes securities collateral of $1,663,153.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$161,835,580	—	—
Short-Term Investments	1,153,777	$1,058,460	—
	$162,989,357	$1,058,460	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.